Income taxes - Change in Tax Rate (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income taxes
Effect of changes in tax rates on Consolidated statement of Operations (in dollars)			$ 0
Her Majesty's Revenue and Customs (HMRC)
Income taxes
Tax rate (as a percent)			20.00%	20.75%	22.50%	23.75%
Tax rate, deferred taxes (as a percent)			18.00%
Her Majesty's Revenue and Customs (HMRC) | Forecast
Income taxes
Tax rate (as a percent)	18.00%	19.00%